SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative)			1 Months Ended			2 Months Ended	3 Months Ended							9 Months Ended				12 Months Ended
	Dec. 01, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jan. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) shares	May 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 28, 2025 $ / shares	Jul. 21, 2025 shares	Oct. 28, 2024 shares	Nov. 28, 2023 shares	Nov. 24, 2023 $ / shares	May 16, 2023 $ / shares shares	May 15, 2023 $ / shares shares	Dec. 31, 2022 $ / shares
Class of Warrant or Right [Line Items]
Shares authorized	81,000,000																								201,000,000
Common stock, shares authorized	80,000,000			200,000,000		200,000,000	200,000,000							200,000,000				200,000,000		200,000,000					200,000,000
Preferred stock, shares authorized	1,000,000					1,000,000												1,000,000							1,000,000
Preferred stock, shares issued				0		0	0							0				0		0
Stock based compensation | $														$ 604,000		$ 69,000				$ 82,000
Price per warrant | $ / shares				$ 287.50		$ 287.50	$ 287.50				$ 287.50			$ 287.50		$ 287.50		$ 287.50		$ 287.50
Number of warrants issued in the period
Common stock par value | $ / shares	$ 0.0001			$ 0.0001		0.0001	$ 0.0001							$ 0.0001				0.0001		$ 0.0001										$ 0.0001
Preferred stock par value | $ / shares	$ 0.0001					$ 0.0001												$ 0.0001
Stock issued during the period, value | $																		$ 4,250,000
Preferred stock, shares outstanding
Exchange ratio	1.01508
Number of shares issued						639,720
Value of shares issued | $						$ 1,475,000
Loss on extinguishment of debt | $						2,800,000												$ 2,800,000
Weighted average grant date fair value of stock options | $ / shares																		$ 6.57		$ 95.25
Unrecognized compensation costs related to non-vested awards | $						$ 200,000												$ 200,000
Warrants outstanding				1,161,195		1,161,195	1,161,195				1,161,195			1,161,195		1,161,195		1,161,195		1,161,195
Proceeds from issuance of preferred stock | $																				$ 24,204,000
Common Stock Shares Issued				1,121,738		1,843,852	7,435,756							7,435,756				1,843,852		1,121,738
Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares issued for cash received, shares			48,342
M2i Global Inc [Member]
Class of Warrant or Right [Line Items]
Common stock, shares authorized								1,000,000,000							1,000,000,000				1,000,000,000		1,000,000,000							1,000,000,000	75,000,000
Preferred stock, shares authorized								100,000							100,000				100,000		100,000
Preferred stock, shares issued								100,000							100,000				100,000		100,000
Common stock par value | $ / shares								$ 0.001							$ 0.001				$ 0.001		$ 0.001		$ 0.0001					$ 0.001	$ 0.001
Preferred stock par value | $ / shares								$ 0.001							$ 0.001				$ 0.001		$ 0.001
Stock issued during the period, value | $								$ 238,284	$ 125,256	$ 202,000		$ 15,280	$ 171,485						$ 2,027,485		$ 1,235,477
Preferred stock, shares outstanding								100,000							100,000				100,000		100,000
Accrued interest | $ / shares																											$ 0.50
Value of shares issued | $								$ 673,167	$ 202,000	$ 337,500					$ 1,212,667
Number of shares authorized issue																												1,000,100,000
Proceeds from issuance of preferred stock | $															1,937,500
Proceeds from issuance of common stock | $															$ 632,795		$ 739,140		$ 2,026,880		$ 1,235,477
Common stock votes per share																					1
Stock Issued During Period, Value, Other | $												2,000							$ 2,000
Common Stock Shares Issued								691,528,945							691,528,945				581,704,525		514,333,691
Number of shares to be issued | $																			$ 116,787,500
Stock Repurchased and Retired During Period, Value | $																					$ 435,000
Number of shares cancelled																			266,666
Number of shares cancelled, value | $
Number of shares cancelled, value | $																			$ 80,000
M2i Global Inc [Member] | Contract Agreement [Member]
Class of Warrant or Right [Line Items]
Number of shares issued																			20,000,000
Value of shares issued | $																			$ 2,000
M2i Global Inc [Member] | Consulting Agreement [Member]
Class of Warrant or Right [Line Items]
Number of shares cancelled																			11,500,000
Number of shares cancelled, value | $																			$ 1,150
M2i Global Inc [Member] | Chief Executive Officer [Member]
Class of Warrant or Right [Line Items]
Shares issued for cash received, shares																			37,500,000
M2i Global Inc [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares issued for cash received, shares								3,058,243	11,531,177	28,700,000		7,200,000	37,900,000		43,289,420				109,137,500		507,228,334
Stock issued during the period, value | $								$ 3,058	$ 11,531	$ 28,700		$ 7,200	$ 37,900						$ 109,138		$ 507,229
Number of shares issued								26,885,000	37,400,000	2,250,000					66,535,000
Value of shares issued | $								$ 26,885	$ 37,400	$ 2,250
Proceeds from issuance of common stock | $															$ 565,540
[custom:StockIssuedDuringPeriodSharesIssuedForFutureService]															10,000,000
[custom:StockIssuedDuringPeriodValueIssuedForFutureService] | $															$ 1,000,000
Stock Issued During Period, Shares, Other												20,000,000							20,000,000
Stock Issued During Period, Value, Other | $												$ 20,000							$ 20,000
Shares of common stock recieved | $																			$ 2,364,255
Common Stock Shares Issued																			123,487,500
Number of shares to be issued																			6,700,000
Stock Repurchased and Retired During Period, Value | $
Number of shares cancelled												11,766,666							61,766,666
Number of shares cancelled, value | $												$ 11,767							$ 61,767
M2i Global Inc [Member] | Common Stock [Member] | Former Chief Executive Officer [Member]
Class of Warrant or Right [Line Items]
Stock Repurchased and Retired During Period, Shares																					6,013,334
Stock Repurchased and Retired During Period, Value | $																					$ 435,000
Repurchased shares																			50,000,000
Cancelled shares																			50,000,000
Repurchased shares value | $																			$ 5,000
Previously Reported [Member]
Class of Warrant or Right [Line Items]
Stock based compensation | $																		$ 211,000
Value of shares issued | $						$ 2,200,000
Loss on extinguishment of debt | $																		(2,804,000)
Proceeds from issuance of preferred stock | $
Proof Acquisition Corp I Sponsors [Member] | Proof Acquisition Corp I [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Acquisitions	275,343			275,343
Proof Acquisition Corp I Public Shareholders [Member] | Proof Acquisition Corp I [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Acquisitions	70,696			70,696
2022 Convertible Notes [Member] | Convertible Debt
Class of Warrant or Right [Line Items]
Debt instrument, face amount | $				$ 19,100,000																$ 19,100,000
Accrued interest | $				$ 800,000																$ 800,000
Accrued interest | $ / shares				$ 149.55																$ 149.55
2023 Convertible Notes [Member] | Convertible Debt
Class of Warrant or Right [Line Items]
Debt instrument, face amount | $				$ 18,400,000																$ 18,400,000
Accrued interest | $				$ 100,000																$ 100,000
Accrued interest | $ / shares				$ 225.00																$ 225.00
Series A1 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares issued for cash received, shares																				96,443
Stock issued during the period, value | $																				$ 24.2
Preferred stock, shares outstanding				96,443																96,443
Convertible preferred stock, shares issued upon conversion				97,898																97,898
Exchange ratio				1.01508																1.01508
Series A2 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares issued				133,105																133,105
Convertible preferred stock, shares issued upon conversion				135,112																135,112
Series A2 Preferred Stock [Member] | 2022 Convertible Notes [Member] | Convertible Debt
Class of Warrant or Right [Line Items]
Stock issued during period, shares, conversion of convertible securities																				133,105
Series A3 Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares issued				82,025																82,025
Convertible preferred stock, shares issued upon conversion				83,262																83,262
Series A3 Preferred Stock [Member] | 2022 Convertible Notes [Member] | Convertible Debt
Class of Warrant or Right [Line Items]
Stock issued during period, shares, conversion of convertible securities																				82,025
Super Voting Preferred Stock [Member] | M2i Global Inc [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																												100,000
Preferred stock, shares issued																					100,000
Preferred stock par value | $ / shares																												$ 0.001
Preferred stock votes per share																					10,000
Stock Issued During Period, Shares, Other																					581,228,334
Stock Issued During Period, Value, Other | $																					$ 1,235,477
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, issued							552,000							552,000
Class of warrant or right, number of securities called by each warrant or right
Price per warrant | $ / shares		$ 287.50			$ 287.50																	$ 287.50
Warrants outstanding				552,000		552,000												552,000		552,000
Number of days after a business combination in which warrants become exercisable		30 days
Period after initial public offering in which warrants are exercisable		12 months
Expiration period after a business combination		5 years
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, issued							609,195							609,195
Class of warrant or right, number of securities called by each warrant or right							1							1
Price per warrant | $ / shares		$ 287.50			$ 287.50		$ 287.50							$ 287.50								$ 287.50
Number of warrants issued in the period					609,195
Price per warrant		2500.00%			2500.00%																	2500.00%
Warrants outstanding						609,195												609,195
Units [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrant or right
Number of warrants issued in the period					1,104,000																	1,104,000
Price per warrant		25000.00%			25000.00%																	25000.00%
Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Stock based compensation | $							$ 1,000				$ 199,000			$ 604,000		$ 69,000		$ 211,000		$ 82,000
Unrecognized compensation costs related to non-vested awards, period for recognition																		2 years 5 months 12 days
Unrecognized compensation costs related to non-vested awards | $						$ 241,000												$ 241,000
Share Based Payment Arrangement Option [Member]
Class of Warrant or Right [Line Items]
Unrecognized compensation costs related to non-vested awards, period for recognition																		1 year 10 months 24 days
Two Thousand Twenty Five Plan [Member]
Class of Warrant or Right [Line Items]
Common stock capital shares reserved for future issuance																								415,584
Number of options available for grant							220,838							220,838
Two Thousand Twenty Three Plan [Member]
Class of Warrant or Right [Line Items]
Common stock capital shares reserved for future issuance																								224,348
Number of options available for grant						192,053	21,855							21,855				192,053
Number of shares authorized issue																										224,348